PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 25,317	$ 23,124
Less - accumulated depreciation	(16,072)	(13,656)
Property, plant and equipment, net	9,245	9,468
Depreciation and amortization expenses	2,458	2,535	$ 2,803
Computers, software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	4,101	2,827
Office, furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	1,854	1,690
Molds and others
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,778	2,446
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 16,584	$ 16,161